TAXES IN INSTALLMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Taxes In Installments
Schedule of taxes in installments

The position of REFIS debts and other installments, recorded in installment taxes in current and non-current liabilities, as shown in note 16, are shown below:

		Consolidated
	12/31/2021	12/31/2020
Federal REFIS Law 11.941/09 (a)	18,499	27,743
Federal REFIS Law 12.865/13 (b)	43,352	49,516
Other taxes in installments	142,568	128,319
	204,419	205,578

Classified:
Current	51,999	45,331
Non-current	152,420	160,247
	204,419	205,578
(a)	The refinancing program of Law 11,941 / 09 has a balance arising from the adhesion to the REFIS of taxes on profit (IRPJ and CSLL) for the years 2006, 2007 and 2012 and taxes on billing (PIS and COFINS) for the years 2006 and 2007. The installment payment is paid in monthly installments, with interest at the SELIC rate, which is the rate of the Brazilian federal funds.

(b)	The refinancing program of Law 12.865 / 13 has a balance resulting from the adhesion to the REFIS of taxes on profit (IRPJ and CSLL) for the payment of the amounts related to taxes on the profit of the affiliates or subsidiaries abroad in 2009 to 2011. It is due in monthly installments, with interest at the SELIC rate, which is the rate of Brazilian federal funds.